INVENTORIES INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of inventories [text block]
17 ■ Inventories

	Gold		Copper
	As at December 31, 2021	As at December 31, 2020	As at December 31, 2021	As at December 31, 2020
Raw materials
Ore in stockpiles	$2,587	$2,742	$174	$114
Ore on leach pads	663	591	—	—
Mine operating supplies	593	615	79	54
Work in process	108	117	—	—
Finished products	76	114	90	97
	$4,027	$4,179	$343	$265
Non-current ore in stockpiles and on leach pads[1]	(2,462)	(2,452)	(174)	(114)
	$1,565	$1,727	$169	$151
[1]Ore that we do not expect to process in the next 12 months is classified within other long-term assets.

Inventory Impairment Charges
For the years ended December 31	2021	2020
Cortez	$22	$17
Phoenix	—	10
Carlin	—	2
Inventory impairment charges	$22	$29

Ore in Stockpiles	As at December 31, 2021	As at December 31, 2020
Gold
Carlin	$986	$1,029
Pueblo Viejo	674	646
Turquoise Ridge	405	365
Loulo-Gounkoto	161	171
North Mara	93	133
Cortez	81	127
Lagunas Norte	—	73
Veladero	51	58
Phoenix	73	47
Tongon	33	33
Porgera	30	30
Buzwagi	—	15
Hemlo	—	14
Other	—	1
Copper
Lumwana	174	114
	$2,761	$2,856

Ore on Leach pads	As at December 31, 2021	As at December 31, 2020
Gold
Carlin	$209	$179
Veladero	196	133
Cortez	113	58
Long Canyon	77	33
Turquoise Ridge	41	39
Phoenix	23	26
Pierina	4	2
Lagunas Norte	—	121
	$663	$591
Purchase Commitments
At December 31, 2021, we had purchase obligations for supplies and consumables of approximately $1,718 million (2020: $1,882 million).